Segment Reporting - Summary of the Analysis of Group's Assets and Revenues by Location (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Non-current assets	£ 9,861	£ 9,572
Research collaboration	12,023	5,253	£ 171
Royalties	392	226	73
Total revenue from contracts with customers	12,415	5,479	244
U.S.A.
Disclosure Of Operating Segments [Line Items]
Non-current assets	17	54
U.K.
Disclosure Of Operating Segments [Line Items]
Non-current assets	516	689
Research collaboration	12,023	5,253	171
Total revenue from contracts with customers	12,023	5,253	171
Germany
Disclosure Of Operating Segments [Line Items]
Non-current assets	9,328	8,829
Royalties	392	226	73
Total revenue from contracts with customers	£ 392	£ 226	£ 73